Long-Term Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Prepaid Expenses [Abstract]
Schedule of long-term prepaid expenses
	March 31, 2014	December 31, 2013
Long-term prepaid rental expenses	$376,359	$379,531
Less: Accumulated amortization	(6,272)	(1,581)
	$370.087	$377,950

	December 31,
	2013	2012
Long-term prepaid rental expenses	$379,531	$-
Less: Accumulated amortization	(1,581)	-
	$377,950	$-